Related Party Disclosures - Compensation of Key Management Personnel (Detail) - Individual	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Key Management Personnel	141	135
Regular Directors [member]
Disclosure of transactions between related parties [line items]
Key Management Personnel	80	79
General manager [member]
Disclosure of transactions between related parties [line items]
Key Management Personnel	1	1
Area managers [member]
Disclosure of transactions between related parties [line items]
Key Management Personnel	60	55